Disposal of Subsidiaries	12 Months Ended
May 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal of Subsidiaries
4.	DISPOSAL OF SUBSIDIARIES

Disposal of Dianshi Jingwei

In April 2016, the Group sold 51% equity interest in Beijing Dianshi Jingwei Technololy Co., Ltd (“Dianshi Jingwei”) to management of Dianshi Jingwei for a cash consideration of US$2,325. As of the disposal date, Dianshi Jingwei had accumulated deficit resulting in the Group deriving a gain from the deconsolidation. The disposal gain recognized by the Group was US$3,760 and was recorded in the consolidated statements of operations for the year ended May 31, 2016. Subsequent to this disposal, the Group accounted for its 49% investment in Dianshi Jingwei as an equity method investment because the Group retained the ability to exercise significant influence. The disposal of Dianshi Jingwei did not represent a strategic shift and did not have a major effect on the Group’s operation.

The disposal gains from the transaction was presented as continuing operation.